Fixed Assets, net	12 Months Ended
Dec. 31, 2014
Fixed Assets, net [Abstract]
Fixed Assets, net

Note 6 – Fixed Assets, net

	December 31	December 31
	2013	2014
Land	$379	$379
Building	13,754	14,723
Communications equipment	70,528	75,621
Office furniture and equipment	8,105	8,498
Motor vehicles	852	921
Leasehold improvements	8,665	9,623
	102,283	109,765
Accumulated depreciation	55,839	64,096

Fixed assets, net	$46,444	$45,669

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 are $8,549, $8,762 and $8,745, respectively.